NOTES PAYABLE (Details 4) - Private Placement [Member]	3 Months Ended
Mar. 31, 2014 USD ($)
Total	$ 55,000
Warrant [Member]
Proceeds allocated to warrants at issue date	14,845
15% Series A-3 OID Convertible Notes And Warrants [Member]
Proceeds allocated to notes at issue date	32,390
Beneficial Conversion feature	7,765
Total	$ 55,000